Leases (Details) - USD ($)						1 Months Ended			3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Aug. 01, 2025	Jul. 01, 2025	May 30, 2025	Feb. 18, 2025	May 23, 2021	Jun. 30, 2025	Mar. 31, 2025	Apr. 30, 2022	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 27, 2023	Jan. 01, 2022	Jul. 27, 2021
Leases (Details) [Line Items]
Lease the premises	$ 10,451	$ 3,150				$ 1,995
Right-of-use asset and liability with operating lease	$ 130,225	$ 72,215				$ 68,760									$ 140,975	$ 790,615
Operating lease costs									$ 167,914		$ 133,892				$ 516,889	$ 461,822
Weighted-average remaining lease term of finance leases									2 years 6 months 10 days						2 years 6 months 10 days		3 years 3 months 10 days	4 years 3 months 10 days
Weighted average discount rate									9.76%						9.76%		9.76%	9.75%
General and administrative expenses																	$ 719,049	$ 599,873
Leases on vehicles term																	5 years
Depreciation and amortization																	$ 136,472	98,881
Interest expense																	52,100	44,506
Deposited security payments																	80,794
Heliogen, Inc. [Member]
Leases (Details) [Line Items]
Right-of-use asset and liability with operating lease														$ 132,000
Operating lease costs																	2,738,000	2,759,000
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement																	7,868,000
Operating lease right-of-use assets													861,000				$ 1,352,000
Operating lease term							10 years
Gain on termination of lease										$ 316,000			794,000
Minimum [Member]
Leases (Details) [Line Items]
Operating lease renewal term																	2 years
Maximum [Member]
Leases (Details) [Line Items]
Operating lease renewal term																	5 years
Office Space in Pasadena, California [Member] | Heliogen, Inc. [Member]
Leases (Details) [Line Items]
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement																	$ (1,500,000)
Operating lease right-of-use assets					$ 900,000								$ 900,000
Manufacturing Space in Long Beach, California [Member]
Leases (Details) [Line Items]
Operating lease term																					5 years
Manufacturing Space in Long Beach, California [Member] | Heliogen, Inc. [Member]
Leases (Details) [Line Items]
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement												$ (6,400,000)
Letters of credit				$ 1,500,000													1,500,000				$ 1,500,000
Operating lease termination fee				800,000
Right-of-use asset removed				1,500,000
Operating lease liability removed upon lease termination				2,800,000
Gain on termination of lease				$ (500,000)
Manufacturing Space in Long Beach, California [Member] | Heliogen, Inc. [Member] | Facility Closing [Member]
Leases (Details) [Line Items]
Operating lease right-of-use assets																	800,000
Manufacturing Space in Long Beach, California [Member] | Heliogen, Inc. [Member] | Subsequent Event [Member]
Leases (Details) [Line Items]
Letters of credit, outstanding released amount							$ 1,500,000
Houston Office Lease [Member] | Heliogen, Inc. [Member]
Leases (Details) [Line Items]
Operating lease renewal term																			30 months
Operating lease term																				26 months
Texas Steam Plant Lease [Member] | Heliogen, Inc. [Member]
Leases (Details) [Line Items]
Operating lease right-of-use assets																	500,000
Bureau of Land Management [Member] | Heliogen, Inc. [Member]
Leases (Details) [Line Items]
Lessee, right of way lease, term of contract								30 years
Lessee, right of way, lease annual payments								$ 19,000									$ 30,000
Right of way lease, escalation clause								2.00%
Rural Development in Plains, Texas [Member] | Heliogen, Inc. [Member]
Leases (Details) [Line Items]
Operating lease termination fee			$ 200,000
Operating lease liability removed upon lease termination			500,000
Gain on termination of lease			$ 300,000